Janus High-Yield Fund | Class D Shares
Janus Investment Fund

Janus High-Yield Fund
(the “Fund”)

Class D Shares

Supplement dated January 27, 2012
to Currently Effective Prospectuses
and Statement of Additional Information

Effective April 2, 2012, the Fund’s Prospectus and Summary Prospectus, as applicable, are amended as set forth below:

Effective April 2, 2012, the 2.00% redemption fee charged by the Fund upon the sale or exchange of Class D Shares (the “Shares”) within 90 days of purchase or exchange is eliminated and will no longer be charged by the Fund.

All references in the Fund’s prospectuses regarding the application of a redemption fee by the Fund are hereby deleted. In particular,

•	In the “Fees and Expenses of the Fund” section found in the Fund Summary for the Fund, the Shareholder Fees table, including the Redemption Fee line item, is deleted in its entirety.